--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              RYDEX VARIABLE TRUST
             [RYDEX LOGO]                      SEMI-ANNUAL REPORT
                                                 June 30, 1999
                                      6116 Executive Boulevard, Suite 400
                                              Rockville, MD 20852
                                                 (301) 468-8520

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

    As 1998 came to a close, the financial pundits were cautioning investors about being too optimistic about the New Year. This, of course, has been the refrain throughout the decade. But as evidenced by the first two quarters of 1999, there seems to be little that can halt the great Bull Run of the nineties.

    The first quarter of 1999 saw domestic large-cap growth companies' corporate earnings continue their robust trend, which set the stage for solid U.S. equity market returns. The Dow Jones Industrial Average surpassed 10,000 and the Standard & Poor's 500 Stock Index continued its advance. In foreign markets, economic instability augmented investors' penchant for large, well-established companies with consistent earnings growth. Heading into the second quarter the word "inflation" began to be whispered as economic data suggested a stronger than expected economy. As a result, investors lost their fervor for growth stocks; thus cyclical stocks made an impressive run. Small-cap stocks outperformed all of the other major market indices during the second quarter as demonstrated by the Russell 2000 and S&P 600 indices.

ECONOMIC REVIEW

    As the year began, the economy continued to expand. Federal Reserve Chief Alan Greenspan, in testimony to the House banking committee, described the U.S. economy as the "envy of the world." Financial prognosticators predicted that the 1999 budget surplus would be greater than the 70 billion-dollar surplus we enjoyed in 1998. The last time the government posted a surplus in consecutive years was in 1956 and 1957. With the Treasury flush with cash, the issuance of government debt could be cut; all this news was good for financial assets. Consumer spending continued at a vigorous pace. Low unemployment and rising wages bolstered consumer confidence--which hit an all time high in February. Productivity grew dramatically, thus keeping inflation at bay and signaling no change in interest rates. In February, U.S. manufacturing expanded for the first time in nine months, adding fuel to the economy. There was one wrinkle among all this good news: Bond market participants thought that the economy was growing too fast and that inflation may be right around the corner. Bond prices started to decline as interest rates began to creep up. The first quarter GDP posted a 4.1% incremental growth, which was slower than the 6% pace of the last quarter of 1998.

    By early spring emerging economies in Asia and Latin America were showing signs of stability. The war in Kosovo and OPEC production cuts sent crude oil back up above $17 a barrel and other commodity prices began to rise. April consumer prices shot upward by 0.7% over March, the fastest rise in 8 1/2 years, as gasoline prices leaped 15%, a record one-month gain. As economists revised their growth forecasts, investors began to rotate out of the growth sectors and into the cyclical metals, chemicals, and paper stocks.

    In May, Chairman Greenspan said that potential labor shortages, compounded by the runaway U.S. stock market, might lead to rising inflation and threaten the economy now in its ninth year of growth. While praising the growth in U.S labor productivity that has controlled inflation, he expressed concerns for its sustainability given the 29-year-low unemployment rate. Those comments helped send Treasury yields soaring to 19-month highs in June.

    Concerned by the accelerating economy and apprehensive about inflation, the Federal Reserve policy makers raised the federal funds rate a quarter of a point to 5 percent on June 30. This was a widely anticipated move and well accepted by financial markets. That day, the Standard & Poor's 500 stock index and the NASDAQ Composite index both hit new highs. Bonds soared, pulling the yield of the 30-year Treasury bond back below the 6% level. Nevertheless, despite choosing to adopt a directive toward a neutral bias for now, the Fed, citing tight labor markets, hinted towards caution.

    For the six months ending June 30, 1999, the S&P 500 rose 12.38%. NASDAQ 100 fared even better climbing 25.15%. The price of the benchmark 30-year Treasury bond declined as the yield rose from 5.09% to 6.16% for the period. As we look toward the second half of the year, the economy continues to expand with few signs of weakness and inflation under control. The benign inflation outlook and the acceleration of U.S. corporate earnings growth bode well for the stock market.

    Your portfolio team at Rydex will continue to monitor the investment activity within the capital markets arena.

/s/ Albert P. Viragh, Jr.
Albert P. (Skip) Viragh, Jr.
Chairman

                              RYDEX VARIABLE TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 1999

--------------------------------------------------------------------------------

                                                              MARKET
                                                               VALUE
                                            CONTRACTS       (NOTE 1)
                                          -----------  -------------
OPTIONS PURCHASED 13.6%
Call Options on:
  S&P 500 September 1999 Futures
    Contracts,
    Expiring July 1999 with strike
    900.................................           49  $   5,900,825
Put Options on:
  S&P 500 September 1999 Futures
    Contracts,
    Expiring July 1999 with strike
    975.................................           60       --
                                                       -------------
    Total Options Purchased (Cost
     $5,416,768)........................                   5,900,825
                                                       -------------

                                                 FACE
                                               AMOUNT
                                          -----------
U.S. TREASURY & U.S. AGENCY OBLIGATIONS 43.8%
U.S. Treasury Bill 4.45% 08/19/99.......  $ 4,000,000  $   3,975,772
Fannie Mae 4.89% 07/06/99...............   15,000,000     14,989,812
                                                       -------------
    Total U. S. Treasury & U.S. Agency
     Obligations (Cost $18,965,584).....                  18,965,584
                                                       -------------
REPURCHASE AGREEMENTS 42.6%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  4.70% 07/01/99 (Note 5)...............    8,673,417      8,673,417
  4.80% 07/01/99 (Note 5)...............    9,744,628      9,744,628
                                                       -------------
    Total Repurchase
      Agreements
      (Cost $18,418,045)................                  18,418,045
                                                       -------------
    Total Investments 100%
      (Cost $42,800,397)................               $  43,284,454
                                                       -------------
                                                       -------------

--------------------------------------------------------------------------------

                                                        UNREALIZED
                                                              GAIN
                                         CONTRACTS        (NOTE 1)
                                         ---------   -------------
FUTURES CONTRACTS PURCHASED
S&P 500 Futures Contracts Expiring
  September 1999
  (Underlying Face Amount at Market
  Value $48,609,750)...................        141   $   1,535,593
                                                     -------------
                                                     -------------

SEE NOTES TO FINANCIAL STATEMENTS.     3

                              RYDEX VARIABLE TRUST

                                   URSA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 1999

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                          CONTRACTS     (NOTE 1)
                                         ----------  -----------
OPTIONS PURCHASED 3.0%
Put Options on:
  S&P 500 September 1999 Futures
    Contracts, Expiring September 1999
    with strike 160....................           6  $   327,450
                                                     -----------
    Total Options Purchased (Cost
      $383,667)........................                  327,450
                                                     -----------


                                               FACE
                                             AMOUNT
                                         ----------
REPURCHASE AGREEMENTS 97.0%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  4.70% 07/01/99 (Note 5)..............  $5,068,169    5,068,169
  4.80% 07/01/99 (Note 5)..............   5,694,114    5,694,114
                                                     -----------
    Total Repurchase Agreements (Cost
      $10,762,283).....................               10,762,283
                                                     -----------
    Total Investments 100% (Cost
      $11,145,950).....................              $11,089,733
                                                     -----------
                                                     -----------

--------------------------------------------------------------------------------

                                                       UNREALIZED
                                                             LOSS
                                         CONTRACTS       (NOTE 1)
                                         ---------   ------------
FUTURES CONTRACTS SOLD SHORT
S&P 500 Futures Contracts Expiring
  September 1999
  (Underlying Face Amount at Market
    Value $11,928,350).................         65   $   (250,270)
                                                     ------------
                                                     ------------

See Notes to Financial Statements.     4

                              RYDEX VARIABLE TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 95.7%
Microsoft Corp.*.......................   151,342  $13,649,157
Cisco Systems, Inc.*...................    98,715    6,360,948
Intel Corp.............................   100,104    5,956,188
MCI WorldCom, Inc.*....................    58,567    5,040,422
Dell Computer Corp.*...................    81,302    3,008,174
QUALCOMM, Inc.*........................    15,842    2,273,327
Sun Microsystems, Inc.*................    28,605    1,970,169
Oracle Corp.*..........................    51,334    1,905,766
Yahoo! Inc.*...........................     9,394    1,618,116
Nextel Communications, Inc., Class
  A*...................................    32,216    1,616,841
Level 3 Communications, Inc.*..........    22,507    1,351,827
Tellabs, Inc.*.........................    19,285    1,302,943
Amgen, Inc.*...........................    20,582    1,252,929
Immunex Corp.*.........................     9,738    1,240,986
Applied Materials, Inc.*...............    16,646    1,229,723
At Home Corp., Series A*...............    22,713    1,225,082
Linear Technology Corp.................    17,708    1,190,863
Amazon.com, Inc.*......................     9,492    1,187,687
Comcast Corp., Special Class A.........    29,978    1,152,279
Qwest Communications International,
  Inc.*................................    33,976    1,123,332
Maxim Integrated Products, Inc.*.......    16,319    1,085,214
CMGI, Inc.*............................     9,248    1,054,850
Biogen, Inc.*..........................    16,087    1,034,595
Xilinx, Inc.*..........................    17,816    1,019,966
Novell, Inc.*..........................    35,130      930,945
Altera Corp.*..........................    24,061      885,746
BMC Software, Inc.*....................    15,566      840,564
Chancellor Media Corp.*................    15,060      830,183
Staples, Inc.*.........................    26,820      829,744
Starbucks Corp.*.......................    21,516      808,195
Costco Cos., Inc.*.....................     9,924      794,540
Cintas Corp............................    11,462      770,103

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
Apple Computer, Inc.*..................    16,400  $   759,525
LM Ericsson Telephone Co., Class B,
  Sponsored ADR........................    21,646      712,965
Veritas Software Corp.*................     7,312      694,183
JDS Uniphase Corp.*....................     4,146      688,236
PanAmSat Corp.*........................    17,488      680,939
ADC Telecommunications, Inc.*..........    14,787      673,733
Paychex, Inc...........................    20,136      641,835
Compuware Corp.*.......................    20,001      636,282
Bed Bath & Beyond, Inc.*...............    16,118      620,543
Intuit, Inc.*..........................     6,865      618,708
Siebel Systems, Inc.*..................     9,243      612,926
KLA-Tencor Corp.*......................     9,205      597,174
NTL, Inc.*.............................     6,847      590,126
Quintiles Transnational Corp.*.........    13,478      566,076
USA Networks, Inc.*....................    13,764      552,281
Biomet, Inc............................    13,714      545,132
Concord EFS, Inc.*.....................    12,416      525,352
VISX, Inc.*............................     6,537      517,649
Citrix Systems, Inc.*..................     9,001      508,557
Peoplesoft, Inc.*......................    29,445      507,926
Vitesse Semiconductor Corp.*...........     7,239      488,180
Chiron Corp.*..........................    22,617      469,303
American Power Conversion Corp.*.......    22,296      448,707
Fiserv, Inc.*..........................    14,297      447,675
Parametric Technology Corp.*...........    32,009      444,125
Adobe Systems, Inc.....................     5,394      443,151
Genzyme Corp. - General Division*......     9,066      439,701
3Com Corp.*............................    15,916      424,758
Quantum Corp.*.........................    17,601      424,624
PACCAR, Inc............................     7,543      402,608
Sanmina Corp.*.........................     5,293      401,606
Lycos, Inc.*...........................     4,318      396,716
Synopsys, Inc.*........................     7,115      392,659
Smurfit-Stone Container Corp.*.........    18,480      379,995

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     5

                              RYDEX VARIABLE TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                                   June 30, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
CNET, Inc.*............................     5,955  $   343,157
Sigma-Aldrich Corp.....................     9,211      317,204
Electronic Arts, Inc.*.................     5,313      288,230
Centocor, Inc.*........................     6,095      284,179
Adaptec, Inc.*.........................     7,737      273,213
PacifiCare Health Systems, Inc.*.......     3,585      257,896
Molex, Inc.............................     6,093      225,441
Dollar Tree Stores, Inc.*..............     4,816      211,904
Northwest Airlines Corp.*..............     6,098      198,185
Electronics for Imaging, Inc.*.........     3,827      196,612
Network Associates, Inc.*..............    12,319      180,935
Reuters Group, Plc., Sponsored ADR.....     2,185      177,122
Atmel Corp.*...........................     6,525      170,873
Comverse Technology, Inc.*.............     2,222      167,761
Apollo Group, Inc., Class A*...........     6,262      166,334
Cambridge Technology Partners, Inc.*...     3,678       64,595
                                                   -----------
    Total Common Stocks (Cost
      $77,049,393).....................             88,319,001
                                                   -----------

                                                          MARKET
                                               FACE        VALUE
                                             AMOUNT     (NOTE 1)
                                         ----------  -----------
REPURCHASE
 AGREEMENTS 4.3%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  4.70% 07/01/99
    (Note 5)...........................  $1,871,131  $ 1,871,131
  4.80% 07/01/99
    (Note 5)...........................   2,102,226    2,102,226
                                                     -----------
    Total Repurchase Agreements (Cost
      $3,973,357)......................                3,973,357
                                                     -----------
    Total Investments 100%
      (Cost $81,022,750)...............              $92,292,358
                                                     -----------
                                                     -----------

--------------------------------------------------------------------------------

                                                                  UNREALIZED
                                                                        GAIN
                                                      CONTRACTS     (NOTE 1)
                                                    -----------   ----------
FUTURES CONTRACTS PURCHASED
NASDAQ 100 Futures Contracts, Expiring September
  1999
  (Underlying Face Amount at Market Value
  $3,486,000).....................................           15   $  301,395
                                                                  ----------
                                                                  ----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     6

                              RYDEX VARIABLE TRUST

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 1999

--------------------------------------------------------------------------------

                                                NOVA         URSA          OTC
                                                FUND         FUND         FUND
                                         -----------  -----------  -----------
ASSETS
  Repurchase Agreements................  $18,418,045  $10,762,283  $ 3,973,357
  Investment Securities................   24,866,409      327,450   88,319,001
                                         -----------  -----------  -----------
  Securities at Value (Note 1)--See
    Accompanying Schedules.............   43,284,454   11,089,733   92,292,358
  Segregated Cash with Broker..........      --         1,228,745      186,750
  Receivable for Securities Sold.......      239,485      --             5,772
  Receivable for Futures Contracts
    Settlement.........................      786,075      --            45,000
  Investment Income Receivable.........        2,432        1,421        1,414
  Receivable--Short Sales Open.........      --           900,885      --
  Receivable from Adviser, Net (Note
    6).................................                    27,910       27,740
  Receivable for Shares Purchased......      --         3,083,246    6,854,452
  Unamortized Organization Costs (Note
    1).................................       77,093       66,665       73,506
  Other Assets.........................      --           --             7,735
                                         -----------  -----------  -----------
    Total Assets.......................   44,389,539   16,398,605   99,494,727
                                         -----------  -----------  -----------
LIABILITIES
  Payable for Securities Purchased.....          400      --         5,883,283
  Payable for Futures Contracts
    Settlement.........................      --           146,419      --
  Short Sale at Market Value...........      --           943,564      --
  Payable for Shares Redeemed..........      853,650      --           --
  Organizational Expense Payable to
    Advisor (Note 1)...................       79,894       67,936       77,963
  Payable to Advisor, Net (Note 6).....       79,324      --           --
  Payable to Servicer, Net (Note 6)....        8,601        3,720       10,500
  Other Liabilities....................        3,444       99,860        5,446
                                         -----------  -----------  -----------
    Total Liabilities..................    1,025,313    1,261,499    5,977,192
                                         -----------  -----------  -----------
NET ASSETS.............................  $43,364,226  $15,137,106  $93,517,535
                                         -----------  -----------  -----------
                                         -----------  -----------  -----------
Shares Outstanding.....................    2,399,133    2,697,376    3,797,487
Net Asset Value Per Share..............       $18.07        $5.61       $24.63

See Notes to Financial Statements.     7

                              RYDEX VARIABLE TRUST

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                  Six Months Ended June 30, 1999

--------------------------------------------------------------------------------

                                                NOVA         URSA         OTC
                                                FUND         FUND        FUND
                                         -----------  -----------  ----------
INVESTMENT INCOME
  Interest.............................  $   675,121  $   262,403  $   64,733
  Dividends, net of foreign tax
    withheld...........................        2,917      --            9,286
                                         -----------  -----------  ----------
    Total Income.......................      678,038      262,403      74,019
                                         -----------  -----------  ----------
EXPENSES
  Advisory Fees (Note 6)...............      140,393       60,786     118,635
  Tactical Allocation Fees (Note 6)....       44,901       14,226      31,636
  Organizational Expenses..............       21,470        6,338      17,802
  Servicing Fees (Note 6)..............       17,960        5,690      15,818
  Custodian Fees.......................        4,228        1,915      69,301
  Audit and Outside Services...........        5,644          278       2,528
  Accounting Fees......................       12,675        4,330      11,746
  Legal................................        2,693          615       1,843
  Miscellaneous........................       79,498       24,380      --
                                         -----------  -----------  ----------
    Total Expenses.....................      329,462      118,558     269,309
                                         -----------  -----------  ----------
Net Investment Income (Loss)...........      348,576      143,845    (195,290)
                                         -----------  -----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities................    1,290,513      (16,945)    671,690
  Futures Contracts....................      989,832     (587,637)    123,282
  Securities Sold Short................      --          (220,582)     --
                                         -----------  -----------  ----------
    Total Net Realized Gain (Loss).....    2,280,345     (825,164)    794,972
                                         -----------  -----------  ----------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................   (1,102,710)     (56,217)  5,968,060
  Futures Contracts....................      902,957     (250,186)    229,680
  Securities Sold Short................      --            42,343      --
                                         -----------  -----------  ----------
    Net Change in Unrealized
     Appreciation (Depreciation).......     (199,753)    (264,060)  6,197,740
                                         -----------  -----------  ----------
    Net Gain (Loss) on Investments.....    2,080,592   (1,089,224)  6,992,712
                                         -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $ 2,429,168  $  (945,379) $6,797,422
                                         -----------  -----------  ----------
                                         -----------  -----------  ----------

See Notes to Financial Statements.     8

                              RYDEX VARIABLE TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         NOVA FUND                                   URSA FUND
                                         -----------------------------------------   -----------------------------------------
                                          SIX MONTHS ENDED                            SIX MONTHS ENDED
                                             JUNE 30, 1999              YEAR ENDED       JUNE 30, 1999              YEAR ENDED
                                               (UNAUDITED)       DECEMBER 31, 1998         (UNAUDITED)       DECEMBER 31, 1998
                                         -----------------   ---------------------   -----------------   ---------------------
FROM OPERATIONS
  Net Investment Income................     $      348,576        $         44,655      $      143,845        $         50,423
  Net Realized Gain (Loss) on
    Investments........................          2,280,345               1,400,415            (825,164)             (1,659,085)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......           (199,753)              2,020,484            (264,060)                 (8,651)
                                         -----------------   ---------------------   -----------------   ---------------------
    Net Increase (Decrease) in Net
      Assets from Operations...........          2,429,168               3,465,554            (945,379)             (1,617,313)

DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note
    1).................................         --                    --                    --                    --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 9).....         11,677,364              15,344,104          10,573,505               4,247,449
                                         -----------------   ---------------------   -----------------   ---------------------

  Net Increase (Decrease) in Net
    Assets.............................         14,106,532              18,809,658           9,628,126               2,630,136
NET ASSETS--BEGINNING OF YEAR..........         29,257,694              10,448,036           5,508,980               2,878,844
                                         -----------------   ---------------------   -----------------   ---------------------

NET ASSETS--END OF PERIOD..............     $   43,364,226        $     29,257,694      $   15,137,106        $      5,508,980
                                         -----------------   ---------------------   -----------------   ---------------------
                                         -----------------   ---------------------   -----------------   ---------------------

See Notes to Financial Statements.     9

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         OTC FUND
                                         -----------------------------------------
                                          SIX MONTHS ENDED
                                             JUNE 30, 1999              YEAR ENDED
                                               (UNAUDITED)       DECEMBER 31, 1998
                                         -----------------   ---------------------
FROM OPERATIONS
  Net Investment Loss..................     $     (195,290)       $       (357,606)
  Net Realized Gain on Investments.....            794,972               2,999,243
  Net Change in Unrealized Appreciation
    on Investments.....................          6,197,740               5,479,062
                                         -----------------   ---------------------
    Net Increase in Net Assets from
      Operations.......................          6,797,422               8,120,699

DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note
    1).................................         --                    --

NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 9)................         64,682,431              11,549,578
                                         -----------------   ---------------------

    Net Increase in Net Assets.........         71,479,853              19,670,277
NET ASSETS--BEGINNING OF YEAR..........         22,037,682               2,367,405
                                         -----------------   ---------------------

NET ASSETS--END OF PERIOD..............     $   93,517,535        $     22,037,682
                                         -----------------   ---------------------
                                         -----------------   ---------------------

See Notes to Financial Statements.     10

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     NOVA FUND
                                         ------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                             JUNE 30, 1999              YEAR ENDED             PERIOD ENDED
                                               (UNAUDITED)       DECEMBER 31, 1998       DECEMBER 31, 1997*
                                         -----------------   ---------------------   ----------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...             $15.88                  $12.21                   $10.00
                                         -----------------              ----------               ----------
  Net Investment Income++..............                .16                     .04                      .07
  Net Realized and Unrealized Gains on
    Securities.........................               2.03                    3.63                     2.14
                                         -----------------              ----------               ----------
  Net Increase in Net Asset Value......               2.19                    3.67                     2.21
                                         -----------------              ----------               ----------
NET ASSET VALUE--END OF PERIOD.........             $18.07                  $15.88                   $12.21
                                         -----------------              ----------               ----------
                                         -----------------              ----------               ----------

TOTAL INVESTMENT RETURN................             13.79%                  30.06%

RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................            1.83%**                   3.26%                  9.09%**
  Net Expenses.........................            1.83%**                   3.22%                  2.80%**
  Net Investment Income................            1.94%**                   0.27%                  0.91%**

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........                 0%                      0%                     178%
  Net Assets, End of Period (000's
    omitted)...........................            $43,364                 $29,258                  $10,448

    *  COMMENCEMENT OF OPERATIONS: MAY 7, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
   ++  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           URSA FUND
                                         -----------------------------------------------------------------------------
                                          SIX MONTHS
                                               ENDED                            JUNE 10,       MAY 24,          MAY 7,
                                            JUNE 30,        YEAR ENDED           1997 TO       1997 TO         1997 TO
                                                1999      DECEMBER 31,      DECEMBER 31,       JUNE 3,         MAY 21,
                                         (UNAUDITED)              1998             1997+         1997+          1997+*
                                         -----------   ---------------   ---------------   -----------   -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...        $6.30             $8.07             $9.36         $9.57          $10.00
                                         -----------   ---------------   ---------------   -----------   -------------
  Net Investment Income (Loss)++.......          .07               .06              (.01)      --                 (.04)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............         (.76)            (1.83)            (1.28)          .01            (.33)
                                         -----------   ---------------   ---------------   -----------   -------------
  Net Increase (Decrease) in Net Asset
    Value..............................         (.69)            (1.77)            (1.29)          .01            (.37)
                                         -----------   ---------------   ---------------   -----------   -------------
NET ASSET VALUE--END OF PERIOD.........        $5.61             $6.30             $8.07         $9.58           $9.63
                                         -----------   ---------------   ---------------   -----------   -------------
                                         -----------   ---------------   ---------------   -----------   -------------

TOTAL INVESTMENT RETURN................     (10.95%)          (21.93%)

RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................      2.08%**             3.76%           9.21%**       85.1%**        13.62%**
  Net Expenses.........................      2.08%**             3.59%           2.90%**       2.90%**         2.90%**
  Net Investment Income (Loss).........      2.52%**             0.89%         (0.27%)**       2.76%**      (10.05%)**

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........           0%                0%                0%            0%              0%
  Net Assets, End of Period (000's
    omitted)...........................      $15,137            $5,509            $2,879       $--            $--

    *  COMMENCEMENT OF OPERATIONS: MAY 7, 1997
    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
   ++  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                             OTC FUND
                                         ------------------------------------------------
                                          SIX MONTHS
                                               ENDED               YEAR            PERIOD
                                            JUNE 30,              ENDED             ENDED
                                                1999       DECEMBER 31,      DECEMBER 31,
                                         (UNAUDITED)               1998             1997*
                                         -----------   ----------------   ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...       $19.57             $10.65            $10.00
                                         -----------           --------   ---------------
  Net Investment Loss++................         (.14)              (.40)             (.09)
  Net Realized and Unrealized Gains on
    Securities.........................         5.20               9.32               .74
                                         -----------           --------   ---------------
  Net Increase in Net Asset Value......         5.06               8.92               .65
                                         -----------           --------   ---------------
NET ASSET VALUE--END OF PERIOD.........       $24.63             $19.57            $10.65
                                         -----------           --------   ---------------
                                         -----------           --------   ---------------

  TOTAL INVESTMENT RETURN..............       25.86%             83.76%

  RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses.....................      1.70%**              2.96%           9.07%**
    Net Expenses.......................      1.70%**              2.96%           2.80%**
    Net Investment Loss................    (1.23%)**             (2.67%)        (1.22%)**

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........         490%              1077%              450%
  Net Assets, End of Period (000's
    omitted)...........................      $93,518            $22,038            $2,367

    *  COMMENCEMENT OF OPERATIONS: MAY 7, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
   ++  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares. The Trust currently has seven operating Funds: the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the OTC Fund, the Precious Metals Fund, the U.S. Government Bond Fund, and the Juno Fund. This report covers the Nova Fund, the Ursa Fund, and the OTC Fund (collectively the "Funds"), and is managed by PADCO Advisors II, Inc. ("PADCO"). PADCO Financial Services, Inc. ("PFSI") acts as principal underwriter for the Trust.

The Trust was organized on June 11, 1998 as a Delaware business trust. Effective November 2, 1998, the assets and fund liabilities of Rydex Advisor Variable Annuity Account (the "Separate Account"), a segregated investment account of Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company), were transferred to the Trust in exchange for shares of the Funds of the Trust (the "Separate Account Restructuring"). Shares of the Funds (full and fractional) were issued to corresponding subaccounts of the Separate Account. The value of the shares of each Fund were equivalent in value to the value of outstanding accumulation units of the corresponding subaccount. The Trust offers shares of the Funds to the Separate Account and other insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

SECURITY VALUATION

Securities listed on an exchange are valued at the latest quoted sales prices as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more securities dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities with less than sixty days to maturity are valued at amortized cost, which approximates market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are generally recorded on the day after the trade is executed. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income and expenses are accrued on a daily basis.

ORGANIZATION COSTS

Deferred organization costs, which totaled approximately $821,573, represent expenses incurred and paid on behalf of the Trust by PADCO. These initial costs were allocated to the Funds within the Trust and are being amortized on a straight line basis over a five year period beginning with the commencement of operations. These amortized costs are then allocated to the Funds daily and reconciled and settled monthly between the Funds on the basis of the relative net assets of each Fund to the total net assets of the Trust. The monthly amortized amount is reimbursed to PADCO. An additional $35,000 of organization costs associated with the Separate Account Restructuring were incurred by the Trust and allocated to the Funds. These costs are being amortized over the remaining amortization period of the initial organization costs. At June 30, 1999, accrued organization costs payable by the Trust were $512,832.

OPTIONS AND FUTURES

Upon the purchase of a put option or a call option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realized a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

When a Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When a Fund enters into a closing purchase transaction. The Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to the option is eliminated.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased upon exercise.

Futures contracts provide for the future sale by one party and the future purchase by another party of a specified amount of a specified financial instrument at an agreed upon price, date, time, and place. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

SHORT SALES

The Funds may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market price of the security. A Fund may make short sales to offset a potential decline in a long position or a group of long positions, or if the Fund believes that a decline in the price of a particular security or group of securities is likely.

When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security, and in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the security. The Fund must also pay any dividends or interest payable on the security until the Fund replaces the security.

The Fund's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with the broker, consisting of cash or U.S. Government securities or other securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, the Fund will be required to maintain collateral consisting of cash, cash items, or U.S. Government securities segregated with its custodian, or repurchase agreements allocated to the Fund, in an amount such that the value of the sum of both collateral deposits is at all times equal

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
to at least 100% of the current market value of the securities sold short. The deposits do not necessarily limit the Fund's potential loss on a short sale, which may exceed the entire amount of the collateral.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a capital gain. Any realized gain will be decreased, and any incurred loss increased, by the amount of transactional costs and any premium, dividend, or interest which the Fund may have to pay in connection with such short sale.

2.  FINANCIAL INSTRUMENTS

As part of its investment program, the Fund may utilize options and futures. The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options and futures, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate depending upon the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

3.  FEDERAL INCOME TAXES

The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.  USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5.  REPURCHASE AGREEMENTS

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in repurchase agreements collaterized by U.S. Treasury obligations. Collateral is in the possession of the Funds' custodian and it is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. As of June 30, 1999, the repurchase agreements with Fuji Securities, PaineWebber, Inc., Salomon Smith Barney, Inc., Prudential Securities, and Lehman Brothers, Inc. in the joint account and the collateral was as follows:

                                              RANGE OF                    MARKET
SECURITY TYPE                                    RATES    PAR VALUE        VALUE
---------------------------------------  -------------  -----------  -----------
U.S. Treasury Notes....................  5.500%-6.375%  $25,438,358  $25,336,421
U.S. Treasury Bonds....................         8.125%   $6,447,590   $7,803,000

6.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays PADCO investment advisory fees calculated at an annual percentage rate of three-quarters of one percent (0.75%) of the average daily net assets of the Nova Fund and the OTC Fund, and nine-tenths of one percent (0.90%) of the daily average net assets of the Ursa Fund.

PADCO Service Company, Inc., (the "Servicer") provides tactical allocation and administrative services to the Trust calculated at an annual percentage rate of two-tenths of one percent (0.20%) of the average daily net assets of the OTC Fund; and at an annual rate of one-quarter of one percent (0.25%) of the average daily net assets of the Nova Fund and the Ursa Fund.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund.

The Trust has adopted an Investor Services Plan for which PFSI (an affiliated entity) and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to PFSI at an annual rate not to exceed one-quarter of one percent (0.25%) of average daily net

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
assets. PFSI, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

PADCO and the Servicer have voluntarily agreed to waive their investment advisory and tactical allocation and administrative service fees and, if necessary, to reimburse any Fund expenses which would cause the ratio of expenses to average net assets to exceed 2.20% for the Nova Fund and the OTC Fund; and 2.30% for the Ursa Fund effective November 2, 1998. For the six months ended June 30, 1999, there were no fees waived by PADCO or the Servicer.

Effective October 24, 1997 through October 24, 1999, the Funds are required to reimburse PADCO and the Servicer for any expenses, previously waived or reimbursed, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Funds' ratio of expenses to average net assets to exceed the specified rates. For the six months ended June 30, 1999, the Funds have reimbursed $15,263 to PADCO and the Servicer. As of June 30, 1999 the remaining fees and expenses subject to reimbursement to PADCO and the Servicer totaled $192,946.

7.  SECURITIES TRANSACTIONS

During the six months ended June 30, 1999 purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                                               NOVA  URSA           OTC
                                               FUND  FUND          FUND
                                         ----------  ----  ------------
Purchases..............................  $   --      $--   $244,910,520
Sales..................................  $1,204,575  $--   $184,245,589

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.  NET ASSETS

Certain adjustments have been made to the components of net assets to reflect temporary and permanent differences in the recognition and timing of net investment income, realized capital gains (losses), and distributions. At June 30, 1999, net assets consisted of:

                                                NOVA         URSA          OTC
                                                FUND         FUND         FUND
                                         -----------  -----------  -----------
Paid-In-Capital........................  $37,132,799  $18,034,972  $78,377,294
Undistributed Net Investment Income
  (Loss)...............................      418,641      190,938     (195,290)
Accumulated Net Realized Gain (Loss) on
  Investments..........................    3,793,137   (2,738,770)   3,764,530
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts........    2,019,649     (350,034)  11,571,001
                                         -----------  -----------  -----------
Net Assets                               $43,364,226  $15,137,106  $93,517,535
                                         -----------  -----------  -----------
                                         -----------  -----------  -----------

9.  SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the six months ended June 30, 1999 were:

                                                NOVA         URSA         OTC
                                                FUND         FUND        FUND
                                         -----------  -----------  ----------
Shares Purchased.......................   16,525,331   36,232,387  11,451,010
Purchased through Dividend
  Reinvestment.........................      --           --           --
                                         -----------  -----------  ----------
Total Purchased........................   16,525,331   36,232,387  11,451,010
Shares Redeemed........................  (15,968,331) (34,409,317) (8,779,625)
                                         -----------  -----------  ----------
Net Shares Purchased...................      557,000    1,823,070   2,671,385
                                         -----------  -----------  ----------
                                         -----------  -----------  ----------

Transactions in shares for the year ended December 31,1998 were:

                                                NOVA         URSA          OTC
                                                FUND         FUND         FUND
                                         -----------  -----------  -----------
Shares Purchased.......................   30,899,625   38,101,331   12,540,353
Purchased through Dividend
  Reinvestment.........................      --           --           --
                                         -----------  -----------  -----------
Total Purchased........................   30,899,625   38,101,331   12,540,353
Shares Redeemed........................  (29,913,354) (37,583,808) (11,636,468)
                                         -----------  -----------  -----------
Net Shares Purchased...................      986,271      517,523      903,885
                                         -----------  -----------  -----------
                                         -----------  -----------  -----------

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the six months ended June 30, 1999 were:

                                                  NOVA           URSA            OTC
                                                  FUND           FUND           FUND
                                         -------------  -------------  -------------
Shares Purchased.......................  $ 279,370,717  $ 213,353,658  $ 260,590,044
Purchased through Dividend
  Reinvestment.........................       --             --             --
                                         -------------  -------------  -------------
Total Purchased........................    279,370,717    213,353,658    260,590,044
Shares Redeemed........................   (267,693,353)  (202,780,153)  (195,907,613)
                                         -------------  -------------  -------------
Net Shares Purchased...................  $  11,677,364  $  10,573,505  $  64,682,431
                                         -------------  -------------  -------------
                                         -------------  -------------  -------------

Transactions in dollars for the year ended December 31, 1998 were:

                                                  NOVA           URSA            OTC
                                                  FUND           FUND           FUND
                                         -------------  -------------  -------------
Shares Purchased.......................  $ 419,952,323  $ 276,426,278  $ 178,243,785
Purchased through Dividend
  Reinvestment.........................       --             --             --
                                         -------------  -------------  -------------
Total Purchased........................    419,952,323    276,426,278    178,243,785
Shares Redeemed........................   (404,608,219)  (272,178,829)  (166,694,207)
                                         -------------  -------------  -------------
Net Shares Purchased...................  $  15,344,104  $   4,247,449  $  11,549,578
                                         -------------  -------------  -------------
                                         -------------  -------------  -------------

10. NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES

At June 30, 1999 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes was:

                                                NOVA         URSA          OTC
                                                FUND         FUND         FUND
                                         -----------  -----------  -----------
Gross Unrealized Appreciation..........  $   488,757  $   --       $11,427,655
Gross Unrealized (Depreciation)........       (4,700)     (56,217)    (158,047)
                                         -----------  -----------  -----------
Net Unrealized Appreciation
  (Depreciation).......................  $   484,057  $   (56,217) $11,269,608
                                         -----------  -----------  -----------
                                         -----------  -----------  -----------

Cost of Investments for Federal Income
  Tax Purposes.........................  $42,800,397  $11,145,950  $81,022,750
                                         -----------  -----------  -----------
                                         -----------  -----------  -----------

                              RYDEX VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

11. LOSS CARRYFORWARD--FEDERAL INCOME TAX

At June 30, 1999, for Federal income tax purposes, the following funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

EXPIRES                                      URSA
DECEMBER 31                                  FUND
---------------------------------------  --------
2006                                     $613,636

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
   GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN
                             EFFECTIVE PROSPECTUS.

                                  [RYDEX LOGO]

                              RYDEX VARIABLE TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

     NOVA FUND
     URSA FUND
     OTC FUND